Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of the net deferred income tax asset
The components of the net deferred income tax asset as of December 31, 2020 and 2019 are as follows (amounts in thousands):

	December 31,
	2020	2019
Deferred taxes:
Net operating loss carryforwards	$90,842	$96,378
Research and development credit carryforwards	13,603	13,404
Stock-based compensation	4,071	4,107
Accruals	352	414
Right-of-use asset	(508)	(742)
Lease liability	559	934
Capitalized start-up costs	775	855
Other	20	10

Gross deferred tax asset	109,714	115,360
Less: valuation allowance	(109,714)	(115,360)

Net deferred tax asset	$—	$—

Schedule of reconciliation of income tax expense (benefit) at the statutory federal income tax rate
A reconciliation of income tax expense (benefit) at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:

	December 31,
	2020	2019
Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax, net of federal benefit	2.2%	2.4%
Permanent differences	(2.4)%	(1.0)%
Rate change	—%	(8.7)%
Research and development credit benefit	1.7%	2.7%
Change in valuation allowance	(22.5)%	(16.4)%

Effective income tax rate	—%	—%